Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Other Assets [Abstract]
Schedule of other assets
	Note	December 31, 2021	December 31, 2022
		RMB	RMB

Receivable from sale of loans	(i)	197,226,882	32,469,152
Guarantee deposits	(ii)	74,680,000	243,470,845
Receivables from disposal of subsidiary	(iii)	50,000,000	-
Prepayments		34,068,479	94,853,194
Non-marketable equity securities	(iv)	24,010,000	49,010,000
Amounts due from employees	(v)	4,606,389	34,269,800
Receivables for realization of collaterals	(vi)	722,603	31,022,975
Receivables from loan facilitation service		-	49,963,322
Receivables of guarantee service		-	97,552,160
Other receivables		19,511,778	37,277,452

Total		404,826,131	669,888,900

(i)	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The transferred loans have been isolated from the Group. There is no constrain on the transferee’s rights to pledge or exchange. The Group does not maintain effective control of transferred loans and loan transfers accounted for as sales are the transfer transactions without repurchase agreements. In 2021, the Group transferred loans under traditional facilitation model with balances amounting to RMB990,485,783 to Guangzhou Minghui Capital Management Co., Ltd. (“Guangzhou Minghui”) for transfer price of RMB350,783,000. As of December 31, 2022, the amount due from Guangzhou Minghui for such transfer is RMB27,769,074.

(ii)	Guarantee deposits are deposits that the Group provided, through Guangdong Nanfeng Financial Guarantee Group Co., Ltd (“Guangzhou Nanfeng”), which holds a financial guarantee license, for loans granted (a) under its consolidated VIE Zhonghai Lanhai Structured Fund 30-X, which is not structured in a stratified way and requires guarantee from a third party, and (b) under the cooperation with commercial banks for introduction of borrowers and provision of post-origination services, refer to Note 2(e)(ii) Off-balance sheet loans.

(iii)	The Group disposed of one of its wholly-owned subsidiaries Ningbo Lianjia Enterprise Management Advisory Co., Ltd. to an unrelated third party in 2021 and relevant consideration was received in January 2022.

(iv)	In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share that is same as the investment cost on September 18, 2019. As of December 31, 2021 and 2022, the Group invested 1.72% of the paid-in capital in Qingyuan Rural. Qingyuan Rural has paid-in capital of RMB1,400,000,000, and the Group has invested RMB24,010,000 in Qingyuan Rural.

In January 2022, the Group and Guangzhou Minghui set up Guangzhou Mingfeng Partnership (“Guangzhou Mingfeng”). The total paid-in capital was RMB40,000,000 and the Group has invested RMB25,000,000 in Guangzhou Mingfeng.

The measurement alternative is selected for the above non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices. No change in observable price has been identified and no impairment has been recorded for the two years of 2021 and 2022.

(v)	Amounts due from employees mainly include temporary advances to employees for payments of collateral evaluation fee, mortgage handling fee, payments for office supplies, etc. on behalf of the Group.

(vi)	the receivables for realization of collaterals under traditional model is RMB238,616 and the receivables for realization of collaterals under commercial bank partnership model is RMB30,784,359.